UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001523221
Central Index Key Number of sponsor: N/A

                             Mosaic Solar Loan Trust 2021-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001848012
Central Index Key Number of underwriter (if applicable): N/A

                                        Alex Kaplan, (510) 292-4238
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:	REPRESENTATION AND WARRANTY INFORMATION

Item 1.01.	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Not applicable.

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Not applicable.

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1
Not applicable.

PART II:	FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the agreed-upon procedures report, dated March 1, 2021, obtained by the depositor with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Item 2.02.	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 1, 2021

SOLAR MOSAIC, INC.
(Depositor)

By:	/s/ Alex Kaplan
Name: Alex Kaplan
Title: Vice President, Capital Markets